Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Emerging Markets ETF(a)	4,185,829	$157,931,328

Total Investment Companies — 100.2% (Cost: $179,863,164)		157,931,328

Total Investments in Securities — 100.2% (Cost: $179,863,164)		157,931,328

Other Assets, Less Liabilities — (0.2)%		(247,569)

Net Assets — 100.0%		$157,683,759

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	71,473,253	—	(71,473,253	)(b)	—	$—	$48,386	(c)	$(104,955)	$7,147
BlackRock Cash Funds: Treasury, SL Agency Shares	4,729,000	—	(4,729,000	)(b)	—	—	4,946		—	—
iShares MSCI Emerging Markets ETF	4,491,885	1,307,773	(1,613,829)		4,185,829	157,931,328	3,929,480		(114,287)	(10,478,194)

						$157,931,328	$3,982,812		$(219,242)	$(10,471,047)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	42,351,000	USD	7,801,021	MS	06/04/20	$134,400
CLP	1,194,336,000	USD	1,483,460	MS	06/04/20	8,712
CNY	52,289,320	USD	7,298,043	MS	06/04/20	34,156
EUR	13,000	USD	14,038	MS	06/04/20	393
HKD	2,088,000	USD	269,291	MS	06/04/20	70
INR	974,710,000	USD	12,892,034	MS	06/04/20	3,606
MXN	510,000	USD	20,851	MS	06/04/20	2,141
MYR	12,173,000	USD	2,799,678	MS	06/04/20	1,150
RUB	348,911,000	USD	4,934,522	MS	06/04/20	23,586
THB	861,000	USD	26,562	MS	06/04/20	505
TRY	34,000	USD	4,639	MS	06/04/20	339
USD	7,269,242	CNY	51,507,320	MS	06/04/20	46,697
USD	1,531,925	INR	115,547,000	MS	06/04/20	3,212
USD	22,287,586	KRW	27,141,266,000	MS	06/04/20	343,825
USD	99,517	MYR	429,000	MS	06/04/20	811
USD	15,266	TRY	104,000	MS	06/04/20	38
USD	19,926,703	TWD	594,063,000	MS	06/04/20	131,955
ZAR	111,610,000	USD	6,328,164	MS	06/04/20	29,300
BRL	693,000	USD	128,798	MS	07/03/20	852

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	131,347,000	USD	163,170	MS	07/03/20	$922
EUR	4,000	USD	4,440	MS	07/03/20	3
INR	30,216,000	USD	398,208	MS	07/03/20	771
KRW	111,779,000	USD	90,363	MS	07/03/20	312
MXN	781,000	USD	34,943	MS	07/03/20	112
TRY	40,000	USD	5,804	MS	07/03/20	1
TWD	9,828,000	USD	327,998	MS	07/03/20	450
USD	2,159,182	EUR	1,940,000	MS	07/03/20	4,319
USD	3,143,168	MXN	69,899,000	MS	07/03/20	5,788
ZAR	3,322,000	USD	187,851	MS	07/03/20	804
CNY	1,011,000	USD	140,770	MS	07/06/20	833
USD	37,884,036	HKD	293,881,000	MS	07/06/20	1,374

						781,437

EUR	1,857,000	USD	2,065,603	MS	06/04/20	(4,160)
HKD	293,881,000	USD	37,915,806	MS	06/04/20	(3,979)
KRW	27,141,266,000	USD	21,960,120	MS	06/04/20	(16,359)
MXN	69,899,000	USD	3,157,963	MS	06/04/20	(6,710)
MYR	90,000	USD	20,765	MS	06/04/20	(58)
THB	117,085,000	USD	3,681,872	MS	06/04/20	(1,152)
TRY	4,759,000	USD	697,658	MS	06/04/20	(840)
TWD	594,063,000	USD	19,796,432	MS	06/04/20	(1,684)
USD	7,499,265	BRL	42,351,000	MS	06/04/20	(436,156)
USD	1,399,884	CLP	1,194,336,000	MS	06/04/20	(92,287)
USD	109,564	CNY	782,000	MS	06/04/20	(91)
USD	2,037,631	EUR	1,870,000	MS	06/04/20	(38,243)
USD	38,167,858	HKD	295,969,000	MS	06/04/20	(13,329)
USD	11,220,866	INR	859,163,000	MS	06/04/20	(146,059)
USD	2,874,963	MXN	70,409,000	MS	06/04/20	(299,283)
USD	2,704,958	MYR	11,834,000	MS	06/04/20	(17,871)
USD	4,694,385	RUB	348,911,000	MS	06/04/20	(263,724)
USD	3,637,883	THB	117,946,000	MS	06/04/20	(69,903)
USD	663,585	TRY	4,689,000	MS	06/04/20	(22,983)
USD	5,993,035	ZAR	111,610,000	MS	06/04/20	(364,429)
MXN	1,415,000	USD	63,629	MS	07/03/20	(117)
MYR	102,000	USD	23,536	MS	07/03/20	(88)
THB	1,684,000	USD	52,944	MS	07/03/20	(11)
USD	8,057,406	BRL	43,792,000	MS	07/03/20	(135,485)
USD	1,472,347	CLP	1,185,843,000	MS	07/03/20	(9,131)
USD	12,892,180	INR	978,259,000	MS	07/03/20	(24,955)
USD	22,331,227	KRW	27,608,543,000	MS	07/03/20	(64,784)
USD	2,926,622	MYR	12,763,000	MS	07/03/20	(7,337)
USD	4,994,401	RUB	354,487,000	MS	07/03/20	(13,084)
USD	3,777,669	THB	120,216,000	MS	07/03/20	(1,092)
USD	697,526	TRY	4,807,000	MS	07/03/20	(153)
USD	19,759,242	TWD	592,224,000	MS	07/03/20	(32,646)
USD	6,323,936	ZAR	111,833,000	MS	07/03/20	(27,009)
HKD	16,004,000	USD	2,063,149	MS	07/06/20	(157)

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,226,397	CNY	51,904,320	MS	07/06/20	$(43,459)

						(2,158,808)

	Net unrealized depreciation					$(1,377,371)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$157,931,328	$—	$—	$157,931,328

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$781,437	$—	$781,437
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,158,808)	—	(2,158,808)

	$—	$(1,377,371)	$—	$(1,377,371)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

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